Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 20, 2015
Supplement [Text Block]	mmot1_SupplementTextBlock	Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

AUTOMATED SHARES (TICKER GOAXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 20, 2015

Federated Government Obligations Tax-Managed Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all or substantially all of the assets of Federated Automated Government Cash Reserves (AGCR), a portfolio of Money Market Obligations Trust, in exchange for Automated Shares of the Fund, which will be distributed pro rata by AGCR to its shareholders, in complete liquidation and termination of AGCR. The agreement is subject to the approval of the AGCR shareholders at a special meeting of shareholders, currently scheduled for December 8, 2015. If the Agreement, and related reorganization transaction, is approved by the shareholders of AGCR, then the date in the definition of "Termination Date" in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of : (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.

Federated Government Obligations Tax-Managed Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	mmot1_SupplementTextBlock	Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

AUTOMATED SHARES (TICKER GOAXX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED JULY 20, 2015

Federated Government Obligations Tax-Managed Fund ("Fund") is entering into an Agreement and Plan of Reorganization (the "Agreement") pursuant to which the Fund will acquire all or substantially all of the assets of Federated Automated Government Cash Reserves (AGCR), a portfolio of Money Market Obligations Trust, in exchange for Automated Shares of the Fund, which will be distributed pro rata by AGCR to its shareholders, in complete liquidation and termination of AGCR. The agreement is subject to the approval of the AGCR shareholders at a special meeting of shareholders, currently scheduled for December 8, 2015. If the Agreement, and related reorganization transaction, is approved by the shareholders of AGCR, then the date in the definition of "Termination Date" in the footnote to the table in the section entitled "Risk/Return Summary: Fees and Expenses" shall be changed to the later of : (a) January 1, 2017; or (b) the date of the Fund's next effective prospectus.